Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	$ (143,522)	$ 27,342	$ (184,029)	$ (44,402)
Dividend and interest income from investments carried at fair value	26,952	25,745	55,788	50,654
Equity method income (loss)	(2,918)	(2,816)	(7,449)	(8,370)
Interest and other income	6,108	10,235	11,621	12,117
Income (loss) from other long-term investments	3,190	7,419	4,172	3,747
Income (loss) from long-term investments	(113,380)	60,506	(124,069)	9,999
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(137,586)	28,888	(171,370)	(35,545)
Dividend and interest income from investments carried at fair value	21,543	21,054	43,087	41,618
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(5,815)	(1,948)	(12,395)	(9,259)
Dividend and interest income from investments carried at fair value	5,397	4,376	12,691	8,721
Other
Schedule of Equity Method Investments [Line Items]
Fair value gain (loss) on investments carried at fair value	(121)	402	(264)	402
Dividend and interest income from investments carried at fair value	$ 12	$ 315	$ 10	$ 315